CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total RYB Education, Inc. shareholders' equity	Golden share	Ordinary share	Additional paid-in capital	Statutory reserve	Accumulated other comprehensive income	Accumulated deficit	Noncontrolling interests	Total
Balance at beginning of the year (in shares) at Dec. 31, 2014			15,800,000
Balance at beginning of the year at Dec. 31, 2014	$ (33,954)		$ 16	$ 2,512	$ 1,367	$ 323	$ (38,172)	$ (461)	$ (34,415)
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year	(632)						(632)	(664)	(1,296)
Share-based compensation / payments	1,929			1,929					1,929
Provision of statutory reserve					421		(421)
Accretion of convertible redeemable preferred shares	(2,384)						(2,384)		(2,384)
Deemed dividends to convertible redeemable preferred shareholders	(763)			(763)					(763)
Contribution from Mr. Chimin Cao and and Ms. Yanlai Shi (the "Founders")	2,000			2,000					2,000
Repurchase of ordinary shares	(19,475)		$ (6)	(19,469)					(19,475)
Repurchase of ordinary shares (in shares)			(5,684,146)
Issuance of shares	50,224		$ 13	50,211					50,224
Issuance of shares (in shares)		1	13,047,947
Foreign currency translation adjustments	145					145		16	161
Capital contribution from noncontrolling interest								695	695
Disposal of subsidiaries								75	75
Balance at end of the year (in shares) at Dec. 31, 2015		1	23,163,801
Balance at end of the year at Dec. 31, 2015	(2,910)		$ 23	36,420	1,788	468	(41,609)	(339)	(3,249)
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year	6,505						6,505	(618)	5,887
Provision of statutory reserve					368		(368)
Foreign currency translation adjustments	(87)					(87)		(12)	(99)
Capital contribution from noncontrolling interest								1,422	1,422
Balance at end of the year (in shares) at Dec. 31, 2016		1	23,163,801
Balance at end of the year at Dec. 31, 2016	3,508		$ 23	36,420	2,156	381	(35,472)	453	3,961
Increase (Decrease) in Stockholders' Equity
Net income (loss) for the year	7,115						7,115	(574)	6,541
Share-based compensation / payments	3,990			3,990					3,990
Provision of statutory reserve					522		(522)
Option exercised	595		$ 1	594					$ 595
Option exercised (in shares)			550,000						550,000
Return of capital	(2,000)			(2,000)					$ (2,000)
Redemption of golden share (in shares)		(1)
Issuance of shares	90,135		$ 5	90,130					90,135
Issuance of shares (in shares)			5,500,000
Foreign currency translation adjustments	402					402		8	410
Capital contribution from noncontrolling interest								1,337	1,337
Disposal of subsidiaries								325	325
Balance at end of the year (in shares) at Dec. 31, 2017			29,213,801
Balance at end of the year at Dec. 31, 2017	$ 103,745		$ 29	$ 129,134	$ 2,678	$ 783	$ (28,879)	$ 1,549	$ 105,294